Income Taxes - Narrative (Details) - CAD ($) $ in Millions					6 Months Ended	12 Months Ended
	Jan. 01, 2022	Jan. 01, 2020	Jul. 01, 2019	Jan. 01, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency
Statutory income tax rate (percent)						26.50%	27.00%
Tax-affected non-capital losses						$ 170.4
Canada Revenue Agency
Income Tax Contingency
Statutory income tax rate (percent)			11.00%		12.00%
Corporate tax rate (percent)				12.00%				11.00%
Canada Revenue Agency | Subsequent Event
Income Tax Contingency
Statutory income tax rate (percent)		10.00%
Forecasted decrease in effective tax rate (percent)		1.00%
Canada Revenue Agency | Subsequent Event | Forecast
Income Tax Contingency
Statutory income tax rate (percent)	8.00%